Share Capital	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interests [Abstract]
Share Capital
a)Authorized
Unlimited number of common shares with no par value.
b)Issued and fully paid
As at December 31, 2024, the Company had 171,034,256 common shares issued and outstanding (December 31, 2023 – 137,569,590 common shares). During the year ended December 31, 2024, the Company issued a total of 2,779,903 common shares for the exercise of stock options (December 31, 2023 – 528,241 common shares), 11,524,237 common shares for the exercise of warrants (December 31, 2023 - 983,688 common shares), and 3,410,526 common shares for the conversion of the convertible debentures (Note 10d).
13.    Share Capital (cont.)
As described in Note 5, the Company issued 15,750,000 common shares to Mubadala and will issue 6,000,000 common shares upon the receipt of an environmental license for PSN. The Company determined the fair value of the issued and contingently issuable shares to be $180.9 million and used the relative fair value method to allocate such amount between the common shares and the contingently issuable shares. The fair value of the contingently issuable shares, which are recognized in contributed surplus, was determined using a Black-Scholes model and applying an estimated probability of issuance. The value ascribed to the 15,750,000 common shares was $152.0 million and the ascribed value to the 6,000,000 contingently issuable common shares was $28.9 million.
c)Share Purchase Warrants – liability classified
The following table summarizes the change in the number of issued and outstanding share purchase warrants and the associated warrant liabilities during the period ended December 31, 2024:

	Units	Amount
Listed Warrants – exercise price C$2.21, exercisable until Apr 30, 2024
As at December 31, 2022	10,064,255	$9,667
Exercised	(763,103)	(924)
Fair value adjustment (Note 20)	—	6,329
Balance at December 31, 2023	9,301,152	$15,072
Exercised	(8,546,249)	(15,200)
Fair value adjustment (Note 20)	—	128
Expired	(754,903)	—
Balance at December 31, 2024	—	$—
Aris Unlisted Warrants(¹) – exercise price C$6.00, exercisable until Dec 19, 2024
Balance at December 31, 2022	1,650,000	588
Fair value adjustment (Note 20)	—	(35)
Balance at December 31, 2023	1,650,000	$553
Exercised	(203,750)	(87)
Fair value adjustment (Note 20)	—	209
Expired	(1,446,250)	(675)
Balance at December 31, 2024	—	$—
Aris Listed Warrants(¹) – exercise price C$5.50, exercisable until Jul 29, 2025
Balance at December 31, 2022	29,084,377	11,173
Exercised	(25,000)	(21)
Fair value adjustment (Note 20)	—	(171)
Balance at December 31, 2023	29,059,377	$10,981
Exercised	(2,700)	(2)
Fair value adjustment (Note 20)	—	(2,093)
Balance at December 31, 2024	29,056,677	$8,886
Total share purchase warrant liability at December 31, 2023		$26,606
Total share purchase warrant liability at December 31, 2024		$8,886
(1)Number of replacement warrants and exercise price have been adjusted by the share Exchange Ratio of 0.5.

13.    Share Capital (cont.)
d)Share Purchase Warrants – equity classified
The following table summarizes the change in the number of issued and outstanding equity classified share purchase warrants during the periods ending December 31, 2024 and December 31, 2023:

	Units	Common shares issuable
As at December 31, 2022	7,224,965	5,019,905
Exercised (1)	(281,500)	(195,586)
Expired	(2,795,090)	(1,942,029)
As at December 31, 2023	4,148,375	2,882,290
Exercised (2)	(3,915,079)	(2,771,550)
Expired	(233,296)	(110,740)
Balance at December 31, 2024	—	—
(1)The exercise price per Gold X Warrant exercised averaged C$2.14.
(2)The exercise price per Gold X warrant exercised averaged C$3.57.
e)Stock option plan

The Company has a rolling Stock Option Plan (the “Option Plan”) in compliance with the TSX policies for granting stock options. Under the Option Plan, the maximum number of common shares reserved for issuance may not exceed 10% of the total number of issued and outstanding common shares and, to any one option holder, may not exceed 5% of the issued common shares on a yearly basis. The exercise price of each stock option will not be less than the market price of the Company’s stock at the date of grant. Each stock option vesting period and expiry is determined on a grant-by-grant basis.
A summary of the change in the stock options outstanding during the periods ended December 31, 2024 and December 31, 2023 is as follows:

	Options outstanding	Weighted average exercise price (C$)
Balance at December 31, 2022	6,713,506	$4.71
Options granted	1,778,931	3.99
Exercised (1)	(528,241)	3.27
Expired or cancelled	(683,076)	5.11
Balance at December 31, 2023	7,281,120	$4.57
Options granted	2,875,700	4.22
Exercised (2)	(2,779,903)	4.03
Expired or cancelled	(821,318)	5.39
Balance at December 31, 2024	6,555,599	$4.55
(1)The weighted average share price at the date stock options were exercised was C$4.10.
(2)The weighted average share price at the date stock options were exercised was C$5.47.
13.    Share Capital (cont.)
A summary of the inputs used in the determination of the fair values of the stock options granted in the periods ended December 31, 2024 and December 31, 2023, using the Black-Scholes option pricing model, is as follows:

	12-Jan-2023	12-May-2023	2-Oct-2023	31-Jan-2024	1-Jul-2024	14-Nov-2024
Total options issued	1,691,964	26,815	60,152	2,525,561	343,443	6,696
Market price of shares at grant date	$4.03	$3.40	$3.09	$4.09	$5.17	$5.59
Exercise price	$4.03	$3.40	$3.09	$4.09	$5.17	$5.59
Dividends expected	Nil	Nil	Nil	Nil	Nil	Nil
Expected volatility	58.36%	55.47%	46.95%	44.42%	45.75%	47.36%
Risk-free interest rate	3.67%	3.50%	4.64%	3.82%	3.83%	3.14%
Expected life of options	3.0 years	3.0 years	3.0 years	3.0 years	3.0 years	3.0 years
Vesting terms	2 years (1)	2 years (1)	2 years (1)	2 years (1)	2 years (1)	2 years (1)
(1)50% of the options vest one year after issue date, the remaining 50% vest two years after issue date.
The table below summarizes information about the stock options outstanding and the common shares issuable as at December 31, 2024:

Expiry date	Outstanding	Vested stock options	Remaining contractual life in years	Exercise price (C$/share)
01-Mar-25	632,500	632,500	0.17	4.00
23-Mar-25	324,815	324,815	0.23	3.80
01-Apr-25	135,000	135,000	0.25	4.05
26-Jun-25	5,000	5,000	0.49	5.00
02-Jul-25	50,000	50,000	0.50	6.88
12-Jan-26	1,161,491	534,925	1.04	4.03
01-Apr-26	703,000	703,000	1.25	6.04
12-May-26	13,408	-	1.37	3.40
02-Oct-26	60,152	30,076	1.75	3.09
26-Jan-27	90,000	90,000	2.07	5.45
31-Jan-27	2,306,094	—	2.09	4.09
01-Apr-27	724,000	724,000	2.25	5.84
01-Jul-27	343,443	—	2.50	5.17
14-Nov-27	6,696	—	2.87	5.59
Balance at December 31, 2024	6,555,599	3,229,316	1.52	$4.55
f)DSUs

A summary of changes to the DSU liability, included in accounts payable and accrued liabilities, during the period ended December 31, 2024 and the year ended December 31, 2023 is as follows:

	Units	Amount
Balance at December 31, 2022	333,818	$826
Granted and vested during the period	241,223	649
Change in fair value	—	428
Balance at December 31, 2023	575,041	$1,903
Granted and vested during the period	167,571	631
Paid	(259,691)	(956)
Change in fair value	—	114
Balance at December 31, 2024	482,921	$1,692
13.    Share Capital (cont.)
The DSU liability at December 31, 2024 was determined based on the Company’s quoted closing share price on the TSX, a Level 1 fair value input, of C$4.92 ($3.42) (December 31, 2023 - C$4.43 ($3.35)) per share.
g)PSUs
A summary of changes to the PSU liability during the period ended December 31, 2024 and the year ended December 31, 2023 is as follows:

	Units	Amount
Balance at December 31, 2022	706,286	$292
Unvested PSUs recognized in the period	796,758	1,178
Vested PSUs recognized in the period	—	29
Paid	(30,325)	(47)
Change in fair value	—	1,352
Balance at December 31, 2023	1,472,719	$2,804
Unvested PSUs recognized in the period	1,035,489	1,861
Expired/cancelled	(190,888)	—
Paid	(489,098)	(1,289)
Change in fair value	—	374
Balance at December 31, 2024	1,828,222	$3,750
Less: current portion	—	(1,520)
Non-current portion as at December 31, 2024		$2,230

h)Share-based compensation expense

	Year-ended December 31,
	2024	2023
Stock-option expense	$2,285	$1,475
DSU expense	745	1,077
PSU expense	2,235	2,559
Total	$5,265	$5,111
i)Earnings (loss) per share

	Year-ended December 31, 2024			Year-ended December 31, 2023
	Weighted average shares outstanding	Net earnings (loss) attributable to owners	Net earnings (loss) per share	Weighted average shares outstanding	Net earnings (loss) attributable to owners	Net earnings (loss) per share
Basic EPS	157,727,394	$24,582	$0.16	136,735,317	$11,419	$0.08
Effect of dilutive stock-options	487,022	—		5,717	—
Effect of dilutive warrants	476,863	(2,093)		321,471	—

Diluted EPS	158,691,279	$22,489	$0.14	137,062,505	$11,419	$0.08
Diluted earnings per share amounts are calculated by adjusting the basic earnings per share to take into account the after-tax effect of interest and other finance costs associated with dilutive convertible debentures as if they were converted at the beginning of the period, and the effects of potentially dilutive stock options and share purchase warrants calculated using the treasury stock method. When the impact of potentially dilutive securities increases the earnings per share or decreases the loss per share, they are excluded for purposes of the calculation of diluted earnings per share.
13.    Share Capital (cont.)
The following table lists the number of warrants, stock options and Convertible Debenture which were excluded from the computation of diluted earnings per share. Instruments were excluded because either the instruments were not vested, the exercise prices exceeded the average market value of the common shares or the impact of including the in the money securities were anti-dilutive to EPS.

	Year-ended December 31,
	2024	2023
Stock options	1,477,000	6,893,305
Convertible Debenture	—	3,789,474
Warrants	—	43,224,654